Fair Value Measurements Unobservable Inputs (Details) - Convertible Notes due December 15, 2017 [Member]	12 Months Ended
Dec. 31, 2015 $ / shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share Price	$ 1.59
Fair Value Assumptions, Expected Volatility Rate	67.80%
Fair Value Inputs, Entity Credit Risk	69.21%
Fair Value Assumptions, Risk Free Interest Rate	1.05%